6. Stockholders' Equity	3 Months Ended
Mar. 31, 2019
Equity [Abstract]
6. Stockholders' Equity

6.  Stockholders' Equity

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock with a $0.0001 par value. As of March 31, 2019 and December 31, 2018, there were no shares of preferred stock issued or outstanding.

Common Stock

On January 5, 2017, the Company entered into a Share Exchange Agreement with Essential Elements Limited, a British Virgin Islands company ("ESEL"), and Leung Chi Wah Earnest, the principal shareholder of ESEL, pursuant to which the Company issued an aggregate of 2,005,400 shares of common stock, or approximately 17% of the issued and outstanding common stock of the Company, to Mr. Leung in exchange for 100% of the issued and outstanding shares of ESEL.  ESEL owns all of the issued and outstanding shares of J.E.M. Capital Limited, a company organized under the laws of Hong Kong ("JEM Capital"). ESEL and JEM Capital currently have no operations, but include the corporate structure that the Company believes necessary for the acquisition of assets in Hong Kong and China.  ESEL has incurred material expenses setting up such structure.

The Company is authorized to issue 195,000,000 shares of common stock with a $0.0001 par value. As of March 31, 2019 and December 31, 2018, 12,032,400 shares and 12,032,400 shares of common stock were issued and outstanding, respectively.

As of March 31, 2019 and December 31, 2018, the Company did not have any dilutive securities, such as stock options, warrants or convertible securities, issued or outstanding.